Shareholders' Equity (Details) - USD ($)			1 Months Ended	6 Months Ended		12 Months Ended
		Apr. 24, 2021	Feb. 20, 2023	Mar. 31, 2024		Sep. 30, 2023		Apr. 11, 2024
Shareholders' Equity [Line Items]
Authorized share capital	[1]			50,000,000		50,000,000
Subdivided shares		2,000
One-time award of shares			34,000
Shares value (in Dollars)			$ 850,000
General reserve amount (in Dollars)				$ 133,596		$ 133,596
Payments of dividend percentage				25.00%
Net asset percentage				25.00%
Development reserve (in Dollars)				$ 955,950		873,431
Amount of net asset (in Dollars)				$ 1,098,268		$ 1,032,672
Minimum [Member]
Shareholders' Equity [Line Items]
General reserve percentage				10.00%
Maximum [Member]
Shareholders' Equity [Line Items]
General reserve percentage				50.00%
Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares outstanding				1,980,944		1,980,944
Subsequent Event [Member]
Shareholders' Equity [Line Items]
Authorized share capital								50,000
Business Combination [Member]
Shareholders' Equity [Line Items]
Ordinary shares, description				On September 30, 2021, the Board of Directors approved that the shareholders of the Company voluntarily surrender, on pro rata basis, 2,000,000 ordinary shares of US$0.0005 par value per share (the “Surrender”).
Class A Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Authorized share capital		50,000
Ordinary share authorized		90,000,000		9,000,000	[1]	9,000,000	[1]
Ordinary share par value (in Dollars per share)		$ 0.0005		$ 0.005	[1]	$ 0.005	[1]
Share issued			39,000
Capital value (in Dollars)			$ 975,000
Shares issued			34,000
Ordinary shares outstanding	[1]			1,577,944		1,577,944
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary share authorized		45,000
Ordinary share par value (in Dollars per share)		$ 1
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders' Equity [Line Items]
Authorized share capital								50,000
Ordinary share authorized								9,000,000
Ordinary share par value (in Dollars per share)								$ 0.005
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary share authorized								900,000,000
Ordinary share par value (in Dollars per share)								$ 0.0005
Class B Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Authorized share capital		50,000
Ordinary share authorized		10,000,000		1,000,000	[1]	1,000,000	[1]
Ordinary share par value (in Dollars per share)		$ 0.0005		$ 0.005	[1]	$ 0.005	[1]
Ordinary shares outstanding	[1]			403,000		403,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary share authorized		5,000
Ordinary share par value (in Dollars per share)		$ 1
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders' Equity [Line Items]
Authorized share capital								50,000
Ordinary share authorized								1,000,000
Ordinary share par value (in Dollars per share)								$ 0.005
Class B Ordinary Shares [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary share authorized								10,000,000
Ordinary share par value (in Dollars per share)								$ 0.0005
IPO [Member]
Shareholders' Equity [Line Items]
One-time award of shares			39,000

[1]	Retroactively restated for ten-for-one share consolidation with effective date of April 18, 2024.